UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                         6/30/2007


Check here if Amendment [__]; Amendment Number:________
     This Amendment (Check only one.): [__] is a restatement.
                                       [__] adds new holdings entries.


Institutional Investment Manager         Name:    Leucadia National Corporation
Filing this Report:                      Address: 315 Park Avenue South,
                                                  20th Floor
                                                  New York, NY 10010

Form 13F File Number:                                                  028-11122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Barbara L. Lowenthal
Title:            Vice President and Comptroller
Phone:            212-460-1900

Signature, Place, and Date of Signing:

  /s/  Barbara L. Lowenthal           New York, NY               AUGUST 10, 2007
------------------------------------
            [SIGNATURE]               [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           8
Form 13F Information Table Value Total:                     $50,131


List of Other Included Managers:
No.           Form 13F File Number         Name

                                                   FORM 13F INFORMATION TABLE

    Col. 1                  Col. 2          Col. 3      Col. 4             Col. 5         Col. 6     Col. 7          Col. 8
    ------                  ------          ------      ------             ------         ------     ------          ------
                                                        Value       Shrs or  Sh/   Put/  Investment    Other    Voting Authority
Name of Issuer          Title of Class      Cusip      (x$1000)     Prn Amt  Prn   Call  Discretion  Managers  Sole   Shared   None
--------------          --------------      -----      --------     -------  ---   ----  ----------  --------  ----   ------   ----
Accelrys Inc               COM           00430U 10 3       220      34,917    SH           SOLE                34,917
ALCATEL-LUCENT             SPONSORED
                            ADR          013904 30 5       581      41,533    SH           SOLE                41,533
FEI Co                     COM           30241L 10 9       861      26,515    SH           SOLE                26,515
International Assets
 Holding Co                COM           459028 10 6    32,201   1,384,985    SH           SOLE             1,384,985
OLYMPIC STEEL              COM           68162K 10 6    14,903     520,000    SH           SOLE               520,000
Symyx Technologies         COM           87155S 10 8       230      20,000    SH           SOLE                20,000
Veeco Instrs Inc Del       COM           922417 10 0       527      25,420    SH           SOLE                25,420
WINN DIXIE STORES INC      COM NEW       974280 30 7       608      20,756    SH           SOLE                20,756















                                       3